EXIT AND DISPOSAL ACTIVITIES (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Impairment losses	$ 0.0	$ 0.0	$ 11.5
Assets reclassified from long lived assets held for sale		$ 6.7
Period within which the reclassified assets will be rented out		5 years
Depreciation and amortization expenses		$ 0.2
Wafer Manufacturing operations | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Impairment losses			7.3
Chongqing business subsidiary | Discontinued Operations, Held-for-sale
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, held for sale			57.8
Prepaid land use rights, held for sale			1.7
Machine and equipment
Restructuring Cost and Reserve [Line Items]
Assets reclassified from long lived assets held for sale		43.1
Wafer plant
Restructuring Cost and Reserve [Line Items]
Assets reclassified from long lived assets held for sale		$ 5.1
polysilicon assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 11.5
Reported Value Measurement [Member] | Significant Production Assets [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure				$ 144.7